SCHEDULE OF INVESTMENTS
Growth (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Interactive Home Entertainment – 2.5%
Electronic Arts, Inc.	183	$24,714

Interactive Media & Services – 10.8%
Alphabet, Inc., Class A(A)	24	49,470
Alphabet, Inc., Class C(A)	5	9,557
Facebook, Inc., Class A(A)	122	35,799
Pinterest, Inc., Class A(A)	128	9,497

		104,323

Total Communication Services - 13.3%		129,037

Consumer Discretionary
Automobile Manufacturers – 1.9%
Ferrari N.V.	87	18,120

Automotive Retail – 0.7%
O’Reilly Automotive, Inc.(A)	14	7,271

Footwear – 1.2%
NIKE, Inc., Class B	86	11,419

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	64	19,428

Hotels, Resorts & Cruise Lines – 1.7%
Booking Holdings, Inc.(A)	7	16,027

Internet & Direct Marketing Retail – 7.3%
Amazon.com, Inc.(A)	23	70,715

Total Consumer Discretionary - 14.8%		142,980

Consumer Staples
Personal Products – 0.6%
Estee Lauder Co., Inc. (The), Class A	21	6,051

Soft Drinks – 2.0%
Coca-Cola Co. (The)	366	19,301

Total Consumer Staples - 2.6%		25,352

Financials
Financial Exchanges & Data – 3.2%
Intercontinental Exchange, Inc.	121	13,490
S&P Global, Inc.	50	17,517

		31,007

Total Financials - 3.2%		31,007

Health Care
Health Care Equipment – 2.7%
Danaher Corp.	51	11,391
DexCom, Inc.(A)	8	2,996
Intuitive Surgical, Inc.(A)	16	11,544

		25,931

Health Care Supplies – 2.3%
Cooper Cos., Inc. (The)	58	22,283

Health Care Technology – 2.4%
Cerner Corp.	327	23,496

Life Sciences Tools & Services – 0.3%
Mettler-Toledo International, Inc.(A)	3	3,041

Managed Health Care – 3.2%
UnitedHealth Group, Inc.	82	30,448

Pharmaceuticals – 1.3%
Zoetis, Inc.	79	12,497

Total Health Care - 12.2%		117,696

Industrials
Industrial Machinery – 2.2%
Stanley Black & Decker, Inc.	107	21,383

Railroads – 1.2%
Union Pacific Corp.	54	11,915

Research & Consulting Services – 2.1%
TransUnion	93	8,376
Verisk Analytics, Inc., Class A	66	11,693

		20,069

Trucking – 1.8%
J.B. Hunt Transport Services, Inc.	102	17,116

Total Industrials - 7.3%		70,483

Information Technology
Application Software – 10.6%
Adobe, Inc.(A)	57	26,988
Intuit, Inc.	76	29,024
NVIDIA Corp.	48	25,370
salesforce.com, Inc.(A)	100	21,096

		102,478

Communications Equipment – 3.4%
Motorola Solutions, Inc.	177	33,265

Data Processing & Outsourced Services – 9.5%
Broadridge Financial Solutions, Inc.	118	17,990
PayPal, Inc.(A)	115	27,842
Visa, Inc., Class A	219	46,464

		92,296

Electronic Equipment & Instruments – 0.4%
Zebra Technologies Corp., Class A(A)	7	3,522

Internet Services & Infrastructure – 2.3%
VeriSign, Inc.(A)	115	22,895

IT Consulting & Other Services – 2.0%
Garter, Inc., Class A(A)	105	19,092

Systems Software – 10.5%
Microsoft Corp.	430	101,387

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	630	76,905

Total Information Technology - 46.6%		451,840

TOTAL COMMON STOCKS – 100.0%		$968,395

(Cost: $607,017)

TOTAL INVESTMENT SECURITIES – 100.0%		$968,395

(Cost: $607,017)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%	400

NET ASSETS – 100.0%	$968,795

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$968,395	$—	$—
Total	$968,395	$—	$—

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$607,017

Gross unrealized appreciation	362,146
Gross unrealized depreciation	(768)

Net unrealized appreciation	$361,378